Retirement Benefits - Summary of Company's Pension Benefits and Medical and Life Benefits (Parenthetical) (Detail) (USD $) In Millions, unless otherwise specified	12 Months Ended
	Nov. 30, 2012	Nov. 30, 2011
Pension Plans, Postretirement and Other Employee Benefits [Line Items]
Pension benefit obligation, non-qualified plan	$ 20.1	$ 17.2
Medicare Part D Subsidy [Member]
Pension Plans, Postretirement and Other Employee Benefits [Line Items]
Benefits paid for medical and life benefits	$ 0.4	$ 0.5